Segmental analysis - Results by Segment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Segment revenues
Sales and other operating revenues	$ 210,130	$ 241,392	$ 157,739
Less: sales and other operating revenues between segments	0	0	0
Third party sales and other operating revenues	210,130	241,392	157,739
Earnings from joint ventures and associates – after interest and tax	898	2,530	3,999
Segment results
Replacement cost profit (loss) before interest and taxation	28,584	16,688	14,427
Inventory holding gains (losses)	(1,236)	1,351	3,655
Profit (loss) before interest and taxation	27,348	18,039	18,082
Finance costs	(3,840)	(2,703)	(2,857)
Net finance expense relating to pensions and other post-retirement benefits	241	69	2
Profit (loss) before taxation	23,749	15,405	15,227
Other income statement items
Depreciation, depletion and amortization	15,928	14,318	14,805
Charges for provisions, net of write-back of unused provisions, including change in discount rate	2,333	4,077	3,720
Segment assets
Investments in joint ventures and associates	20,249	20,601	30,983
Additions to non-current assets	22,701	30,125	16,000
US
Segment revenues
Third party sales and other operating revenues	60,577	71,118	53,748
Other income statement items
Depreciation, depletion and amortization	5,618	4,624	4,697
Non-US
Segment revenues
Third party sales and other operating revenues	149,553	170,274	103,991
Other income statement items
Depreciation, depletion and amortization	10,310	9,694	10,108
Operating segments | gas & low carbon energy
Segment revenues
Sales and other operating revenues	50,297	56,255	30,840
Less: sales and other operating revenues between segments	(1,808)	(5,913)	(4,563)
Third party sales and other operating revenues	48,489	50,342	26,277
Earnings from joint ventures and associates – after interest and tax	(677)	148	426
Segment results
Replacement cost profit (loss) before interest and taxation	14,080	14,696	2,133
Inventory holding gains (losses)	1	(8)	33
Profit (loss) before interest and taxation	14,081	14,688	2,166
Other income statement items
Charges for provisions, net of write-back of unused provisions, including change in discount rate	139	(234)	173
Segment assets
Investments in joint ventures and associates	4,173	5,299	5,224
Additions to non-current assets	4,859	4,439	4,963
Operating segments | gas & low carbon energy | US
Other income statement items
Depreciation, depletion and amortization	96	75	80
Operating segments | gas & low carbon energy | Non-US
Other income statement items
Depreciation, depletion and amortization	5,584	4,933	4,384
Operating segments | oil production & operations
Segment revenues
Sales and other operating revenues	24,904	33,193	24,519
Less: sales and other operating revenues between segments	(23,708)	(30,294)	(22,408)
Third party sales and other operating revenues	1,196	2,899	2,111
Earnings from joint ventures and associates – after interest and tax	1,164	1,609	576
Segment results
Replacement cost profit (loss) before interest and taxation	11,191	19,721	10,501
Inventory holding gains (losses)	0	(7)	8
Profit (loss) before interest and taxation	11,191	19,714	10,509
Other income statement items
Charges for provisions, net of write-back of unused provisions, including change in discount rate	35	213	7
Segment assets
Investments in joint ventures and associates	10,721	11,370	8,044
Additions to non-current assets	7,384	15,098	6,090
Operating segments | oil production & operations | US
Other income statement items
Depreciation, depletion and amortization	3,554	3,141	3,174
Operating segments | oil production & operations | Non-US
Other income statement items
Depreciation, depletion and amortization	2,138	2,423	3,354
Operating segments | customers & products
Segment revenues
Sales and other operating revenues	160,215	188,623	130,095
Less: sales and other operating revenues between segments	(367)	(1,418)	(1,226)
Third party sales and other operating revenues	159,848	187,205	128,869
Earnings from joint ventures and associates – after interest and tax	427	248	385
Segment results
Replacement cost profit (loss) before interest and taxation	4,230	8,869	2,208
Inventory holding gains (losses)	(1,237)	1,366	3,355
Profit (loss) before interest and taxation	2,993	10,235	5,563
Other income statement items
Charges for provisions, net of write-back of unused provisions, including change in discount rate	2,007	3,955	3,063
Segment assets
Investments in joint ventures and associates	5,327	3,875	3,291
Additions to non-current assets	9,383	9,541	3,940
Operating segments | customers & products | US
Other income statement items
Depreciation, depletion and amortization	1,883	1,328	1,349
Operating segments | customers & products | Non-US
Other income statement items
Depreciation, depletion and amortization	1,665	1,542	1,651
Consolidation adjustment and eliminations
Segment revenues
Sales and other operating revenues	(27,943)	(38,978)	(29,439)
Less: sales and other operating revenues between segments	27,943	38,978	29,439
Third party sales and other operating revenues	0	0	0
Earnings from joint ventures and associates – after interest and tax	0	0	0
Segment results
Replacement cost profit (loss) before interest and taxation	(14)	139	(67)
Inventory holding gains (losses)	0	0	0
Profit (loss) before interest and taxation	(14)	139	(67)
Other income statement items
Charges for provisions, net of write-back of unused provisions, including change in discount rate	0	0	0
Segment assets
Investments in joint ventures and associates	0	0	0
Additions to non-current assets	0	0	0
Consolidation adjustment and eliminations | US
Other income statement items
Depreciation, depletion and amortization	0	0	0
Consolidation adjustment and eliminations | Non-US
Other income statement items
Depreciation, depletion and amortization	0	0	0
other businesses & corporate
Segment revenues
Sales and other operating revenues	2,657	2,299	1,724
Less: sales and other operating revenues between segments	(2,060)	(1,353)	(1,242)
Third party sales and other operating revenues	597	946	482
Earnings from joint ventures and associates – after interest and tax	(16)	525	2,612
Segment results
Replacement cost profit (loss) before interest and taxation	(903)	(26,737)	(348)
Inventory holding gains (losses)	0	0	0
Profit (loss) before interest and taxation	(903)	(26,737)	(89)
Other income statement items
Charges for provisions, net of write-back of unused provisions, including change in discount rate	152	143	477
Segment assets
Investments in joint ventures and associates	28	57	14,424
Additions to non-current assets	1,075	1,047	1,007
other businesses & corporate | US
Other income statement items
Depreciation, depletion and amortization	85	80	94
other businesses & corporate | Non-US
Other income statement items
Depreciation, depletion and amortization	$ 923	$ 796	$ 719